Income and other taxes - Income tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax (expense) recovery:
Current period before undernoted items	$ (115,629)	$ (27,759)
Adjustments to prior years	(138)	2,563
Current tax recovery (expense)	(115,767)	(25,196)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	4,360	89,301
Adjustments to prior years	(235)	(1,067)
Changes in tax rates	3,630	(5,031)
Other	(2,415)	4,098
Deferred tax recovery (expense)	5,340	87,301
Tax (expense) recovery	$ (110,427)	$ 62,105